FINANCING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Debt [Table Text Block]
The following table summarizes all of the Convertible Notes outstanding as of March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012
Mortgage payable – Ruby Mine	$1,918,050	$1,774,822
Convertible notes:
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	275,000
Unsecured convertible notes payable with annual interest rate of 8%	-	113,000
Unsecured convertible notes payable with annual interest rate of 7%	386,098	260,000
Unsecured convertible notes payable with annual interest rate of 5%	100,713	126,500
Discount on convertible notes from derivative valuation	(107,699)	(166,307)
Total convertible notes	654,112	608,193
Total Debt	$2,572,162	2,383,015

The following table summarizes all of the Convertible Notes outstanding as of December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011
Mortgage payable – Ruby Mine	$1,774,822	$1,889,185
Unsecured note payable with annual interest rate of 8%	-	25,000
Discount on note payable	-	(20,568)
Net note payable	-	4,432
Convertible notes:
Unsecured convertible notes payable with annual interest rate of 9.9%	275,000	25,000
Unsecured convertible notes payable with annual interest rate of 8%	113,000	-
Unsecured convertible notes payable with annual interest rate of 7%	260,000	-
Unsecured convertible notes payable with annual interest rate of 5%	126,500	-
Discount on convertible notes from derivative valuation	(166,307)	-
Total convertible notes	608,193	25,000
Total Debt	$2,383,015	1,918,617